Income tax expense (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Operating loss before taxation	€ (1,128,807)	€ (1,625,183)	€ (5,562,357)
Tax benefits not recognized	(141,101)	(203,148)
Tax expense, Net deferred tax asset for the year	€ 0	€ 0